American Beacon Bridgeway Large Cap Value Fund

SUMMARY PROSPECTUS April 30, 2015 (as supplemented May 29, 2015)

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. The current prospectus and statement of additional information dated April 30, 2015 and both supplemented May 29, 2015, are incorporated by reference into this summary prospectus. You can find the Fund's prospectus, statement of additional information and other information about the Fund online at www. americanbeaconfunds.com/resource_center/MutualFundForms.aspx. You can also get this information at no cost by calling 800-658-5811 or by sending an email request to americanbeaconfunds@ambeacon.com.

Share Class | A: BWLAX | C: BWLCX | Y: BWLYX | Institutional: BRLVX | Investor: BWLIX

Investment Objective

The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in all classes of the  American Beacon Funds on an aggregated basis. More information about these and other discounts is available from your financial professional and in "Choosing Your Share Class" on page 30 of the Prospectus and "Additional Purchase and Sale Information for A Class Shares" on page 36 of the statement of additional information ("SAI").

Shareholder Fees (fees paid directly from your investment)

Share Class	A		C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50	% [1]	1.00%	None	None	None
[1]	A contingent deferred sales charge (''CDSC'') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Share Class	A	C	Y	Institutional	Investor
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.50%	0.48%	0.45%	0.40%	0.72%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.15%	1.88%	0.85%	0.80%	1.12%
Fee Waiver and/or expense reimbursement or recoupment [2]	0.00%	0.00%	0.00%	0.05%	0.00%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment [3]	1.15%	1.88%	0.85%	0.85%	1.12%
[1]	The fee table has been restated with respect to the Fund's A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[2]

During the fiscal year ended December 31, 2014, the Fund paid amounts to the Manager that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement for the Fund's Institutional Class shares. Under that agreement, the Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit in effect at the time of the waiver/reimbursement.

[3]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A	$685	$919	$1,172	$1,892
C	$291	$591	$1,016	$2,201
Y	$87	$271	$471	$1,049
Institutional	$87	$260	$449	$994
Investor	$114	$356	$617	$1,363

Assuming no redemption of shares:

Share Class	1 Year	3 Years	5 Years	10 Years
C	$191	$591	$1,016	$2,201

Portfolio Turnover

BLC52915	American Beacon Bridgeway Large Cap Value Fund - Summary Prospectus	1

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of stocks of large capitalization companies that are listed on the New York Stock Exchange, NYSE MKT, and NASDAQ. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the Fund's investment portfolio, "large-cap stocks" are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of January 31, 2015, the market capitalizations of the companies in the Russell 1000® Index ranged from $201 million to $706.4 billion.

The Fund's sub-advisor, Bridgeway Capital Management, Inc. ("Bridgeway Capital"), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large capitalization stocks with similar "value" characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. Based on statistically driven rules, securities are sold when the reasons for selecting the stock are no longer valid or when necessary to maintain the risk profile of the overall Fund.

The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs") and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk
 Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.  Such investments may expose the Fund to additional risks. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.  Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk
Non U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards; (5) increased price volatility; (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; and (7) delays in transaction settlement in some foreign markets.

Futures Contract Risk
Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that any strategy used will succeed.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares.  The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in any of the many individual country or global financial markets.  Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

2	American Beacon Bridgeway Large Cap Value Fund - Summary Prospectus

Model and Data Risk
Models and data are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.  For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk
Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations.  This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Value Stocks Risk
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index, which is the Fund's benchmark index.

The performance of the Fund's Investor Class shares shown in the chart and table below represent the returns achieved by the Class N shares of the Fund's predecessor from December 31, 2004 to February 3, 2012, and the performance of the Investor Class shares from February 3, 2012 through December 31, 2014. The table below also shows the performance of the Fund's A Class, C Class, Y Class and Institutional Class shares. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class N shares of the Fund's predecessor. Performance for the A Class, C Class, Y Class and Institutional Class shares represents the returns achieved by the Class N shares of the Fund's predecessor from December 31, 2004 to February 3, 2012, and the performance of each of the Fund's respective share classes from February 3, 2012 through December 31, 2014. In each case, the newer share classes would have had similar annual returns to the Class N shares because the shares of each class represent investments in the same portfolio securities. However, the older share class had different expenses than the newer share classes, which would affect performance.  You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31
Highest Quarterly Return: 14.36% 1st Quarter 2013 1/1/2005 through 12/31/2014 Lowest Quarterly Return: -18.26% 4th Quarter 2008 1/1/2005 through 12/31/2014

Average annual total returns for periods ended December 31 2014
Investor Class	1 Year	5 Years	10 Years
Returns Before Taxes	13.89%	16.61%	8.93%
Returns After Taxes on Distributions	13.12%	16.14%	8.53%
Returns After Taxes on Distributions and Sales of Fund Shares	8.05%	13.36%	7.27%

	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	13.76%	16.51%	8.88%
C	12.88%	16.04%	8.66%
Y	14.15%	16.77%	9.00%
Institutional	14.18%	16.82%	9.03%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees expenses or taxes)
Russell 1000 Value Index	13.45%	15.42%	7.30%

After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation

American Beacon Bridgeway Large Cap Value Fund - Summary Prospectus	3

Management

The Manager

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor

The Fund's investment sub-advisor is Bridgeway Capital Management, Inc.

Portfolio Managers

Bridgeway Capital Management, Inc.	John Montgomery Chief Investment Office, Portfolio Manager Since Fund Inception (2003)* Michael Whipple Portfolio Manager Since 2005**	Elena Khoziaeva Portfolio Manager Since 2005**
*	Predecessor Fund inception date.
**	Includes Predecessor Fund.

Purchase and Sale of Fund Shares

You may buy or sell shares of the Fund through a direct mutual fund account, through a retirement account, through an investment professional or another financial intermediary.  As a direct mutual fund account shareholder, you may buy or sell shares in various ways:

Internet	www.americanbeaconfunds.com
Phone	To reach an American Beacon representative call 1-800-658-5811, option 1 Through the Automated Voice Response Service call 1-800-658-5811, option 2 (Investor Class only)
Mail	American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643	Overnight Delivery: American Beacon Funds c/o BFDS 330 West 9th Street Kansas City, MO 64105

You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (NYSE) is open, at the Fund's NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge.

	New Account	Existing Account
Share Class	Minimum	Purchase/Redemption Minimum by Check/ACH/Exchange	Purchase/Redemption Minimum by Wire
C	$1,000	$50	$250
A, Investor	$2,500	$50	$250
Y	$100,000	$50	None
Institutional	$250,000	$50	None

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

4	American Beacon Bridgeway Large Cap Value Fund - Summary Prospectus